UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Plainfield Asset Management LLC

Address:   55 Railroad Avenue
           Greenwich, Connecticut 06830


13F File Number: 28-11712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Fritsch
Title:     General Counsel
Phone:    (203) 302-1715


Signature, Place and Date of Signing:


 /s/ Thomas Fritsch      Greenwich, Connecticut           May 15, 2006
---------------------    ----------------------       ------------------
     [Signature]            [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: $365,471
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13-F File Number    Name
---   ----------------------   -------------------------

 1    28-11713                 Plainfield Special Situations Master Fund Limited



                           FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                               TITLE                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION     MGRS  SOLE  SHARED   NONE
--------------                 --------          -----       --------  -------   --- ----   ----------     ----  ----  ------   ----
ABGENIX INC                          COM         00339B107    22,500   1,000,000 SH         Shared-Defined  1         1,000,000
ABRAXAS PETE CORP                    COM         003830106     1,761     300,000 SH         Shared-Defined  1           300,000
AMERICREDIT CORP                     COM         03060R101     6,146     200,000 SH  PUT    Shared-Defined  1           200,000
ANNALY MTG MGMT INC                  COM         035710409     3,642     300,000 SH  PUT    Shared-Defined  1           300,000
BANK OF AMERICA CORPORATION          COM         060505104       235       5,159 SH         Shared-Defined  1             5,159
BEAZER HOMES USA INC                 COM         07556Q105     1,643      25,000 SH  PUT    Shared-Defined  1            25,000
BEAZER HOMES USA INC                 COM         07556Q105     1,643      25,000 SH  PUT    Shared-Defined  1            25,000
BURLINGTON RES INC                   COM         122014103   121,410   1,320,964 SH         Shared-Defined  1         1,320,964
CENTEX CORP                          COM         152312104     3,100      50,000 SH  PUT    Shared-Defined  1            50,000
CHARTER COMMUNICATIONS INC D   NOTE 4.750% 6/0   16117MAC1        93      85,562 SH         Shared-Defined  1            85,562
CHECKERS DRIVE-IN RESTAURANT       COM NEW       162809305     3,929     267,832 SH         Shared-Defined  1           267,832
COMCAST CORP NEW                    CL A         20030N101       654      25,000 SH         Shared-Defined  1            25,000
COMMERCE BANCORP C NJ                COM         200519106     7,330     200,000 SH  PUT    Shared-Defined  1           200,000
CONGOLEUM CORP NEW                  CL A         207195108       204      89,000 SH         Shared-Defined  1            89,000
COVANTA HLDG CORP                    COM         22282E102       167      10,000 SH         Shared-Defined  1            10,000
D R HORTON INC                       COM         23331A109     1,661      50,000 SH  PUT    Shared-Defined  1            50,000
ECHOSTAR COMMUNICATIONS NEW    NOTE 5.750% 5/1   278762AG4    16,560     554,400 SH         Shared-Defined  1           554,400
ENESCO GROUP INC                     COM         292973104     1,422     700,400 SH         Shared-Defined  1           700,400
FRIEDMAN BILLINGS RANSEY GRO        CL A         358434108     7,600     416,500 SH         Shared-Defined  1           416,500
GRACE W R & CO DEL NEW               COM         38388F108    13,300   1,000,000 SH         Shared-Defined  1         1,000,000
GRACE W R & CO DEL NEW               COM         38388F108     8,785     660,500 SH  CALL   Shared-Defined  1           660,500
GRACE W R & CO DEL NEW               COM         38388F108     7,891     593,300 SH  CALL   Shared-Defined  1           593,300
GTECH HLDGS CORP                     COM         400518106     1,703      50,000 SH         Shared-Defined  1            50,000
HOVNANIAN ENTERPRISES INC           CL A         442487203     1,098      25,000 SH  PUT    Shared-Defined  1            25,000
HOVNANIAN ENTERPRISES INC           CL A         442487203     1,098      25,000 SH  PUT    Shared-Defined  1            25,000
IPAYMENT INC                         COM         46262E105     4,703     109,745 SH         Shared-Defined  1           109,745
KB HOME                              COM         48666K109     1,625      25,000 SH  PUT    Shared-Defined  1            25,000
LENNAR CORP                         CL A         526057104     1,510      25,000 SH  PUT    Shared-Defined  1            25,000
LENNAR CORP                         CL A         526057104     1,510      25,000 SH  PUT    Shared-Defined  1            25,000
LUCENT TECHNOLOGIES INC        SDCV 8.000% 8/0   549463AK3     2,054     673,401 SH         Shared-Defined  1           673,401
MAGNA ENTMT CORP               NOTE 7.250% 12/1  559211AC1    10,465   1,541,177 SH         Shared-Defined  1         1,541,177
MEDIACOM COMMUNICATIONS CORP   NOTE 5.250% 7/0   58446KAA3     1,536     267,086 SH         Shared-Defined  1           267,086
NEW CENTURY FINANCIAL CORP           COM         6435EV108     4,602     100,000 SH  PUT    Shared-Defined  1           100,000
PULTE HOMES INC                      COM         745867101     1,921      50,000 SH  PUT    Shared-Defined  1            50,000
QUANTA SVCS INC                NOTE 4.000% 7/0   74762EAA0     4,759     297,080 SH         Shared-Defined  1           297,080
REWARDS NETWORK INC            SDCV 3.250% 10/1  761557AA5     9,122   1,146,002 SH         Shared-Defined  1         1,146,002
RIVIERA HLDGS CORP                   COM         769627100    20,220   1,200,000 SH         Shared-Defined  1         1,200,000
RUSS BERRIE & CO                     COM         782233100       301      19,800 SH         Shared-Defined  1            19,800
RYLAND GROUP INC                     COM         783764103     1,735      25,000 SH  PUT    Shared-Defined  1            25,000
RYLAND GROUP INC                     COM         783764103     1,735      25,000 SH  PUT    Shared-Defined  1            25,000
SEPRACOR INC                   SDCV 5.000% 2/1   817315AL8     4,227      86,599 SH         Shared-Defined  1            86,599
SPACEHAB INC                         COM         846243103       137     150,000 SH         Shared-Defined  1           150,000
SPACEHAB INC                   NOTE 8.000% 10/1  846243AC7       434     475,890 SH         Shared-Defined  1           475,890
SPORTS AUTH INC NEW                  COM         84917U109       923      25,000 SH         Shared-Defined  1            25,000
TOLL BROTHERS INC                    COM         889478103       866      25,000 SH  PUT    Shared-Defined  1            25,000
TOLL BROTHERS INC                    COM         889478103       866      25,000 SH  PUT    Shared-Defined  1            25,000
TOPPS INC                            COM         890786106       353      40,294 SH         Shared-Defined  1            40,294
USG CORP                           COM NEW       903293405    47,480     500,000 SH         Shared-Defined  1           500,000
USG CORP                           COM NEW       903293405     3,912      41,200 SH  CALL   Shared-Defined  1            41,200
VECTOR GROUP LTD               NOTE 6.250% 7/1   92240MAC2     2,900     152,158 SH         Shared-Defined  1           152,158

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SK 23226 0001 669545